INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets over the respective useful lives

	As of December 31,
	2024	2025
	RMB	RMB
Software	53,750	82,015
Technology	61,445	71,809
Total cost	115,195	153,824
Less: Accumulated amortization	(38,641)	(58,317)
Intangible assets, net	76,554	95,507

Schedule of estimated amortization expenses

Years ending
December 31,
RMB
2026	14,578
2027	13,741
2028	11,849
2029	9,791
2030 and years after	45,548
Total	95,507